UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	655 Broad Street,
17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street,
17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2015

Date of reporting period:	8/31/2015

Item 1. Schedule of Investments

Prudential Financial Services Fund

Schedule of Investments

as of August 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS — 98.6%
Asset Management & Custody Banks — 14.1%
Anima Holding SpA (Italy), 144A	564,867	$5,341,264
Banca Generali SpA (Italy)	147,738	4,418,067
EFG International AG (Switzerland)*	613,475	7,044,507
Financial Engines, Inc.(a)	191,668	6,221,543
Julius Baer Group Ltd. (Switzerland)*	111,292	5,409,368
Jupiter Fund Management PLC (United Kingdom)	425,541	2,892,114
OM Asset Management PLC (United Kingdom)	374,984	6,194,736

		37,521,599

Consumer Finance — 0.3%
Unifin Financiera SAPI de CV SOFOM ENR (Mexico)*	322,500	706,468

Data Processing & Outsourced Services — 0.1%
Higher One Holdings, Inc.*	100,768	199,521

Diversified Banks — 51.9%
AMMB Holdings Bhd (Malaysia)	3,981,500	4,456,009
Banca Popolare dell’Emilia Romagna SC (Italy)	796,348	6,803,197
Bank of America Corp.	284,559	4,649,694
Bank Of Baroda (India)	1,314,790	3,661,190
Bank Tabungan Pensiunan Nasional Tbk PT (Indonesia)*	20,909,100	4,390,167
BNP Paribas SA (France)	65,343	4,115,978
CaixaBank SA (Spain)	1,282,645	5,520,204
Canadian Imperial Bank of Commerce (Canada)	184,447	13,555,929
Canara Bank (India)	797,717	3,436,825
Citigroup, Inc.	173,292	9,267,656
Comerica, Inc.	37,931	1,668,964
Credit Agricole SA (France)	500,485	6,765,915
Eurobank Ergasias SA (Greece)*	14,103,677	569,718
FinecoBank Banca Fineco SpA (Italy)	515,172	3,987,590
HSBC Holdings PLC (United Kingdom)	871,610	6,888,898
ING Groep NV, CVA (Netherlands)	486,382	7,452,526
Israel Discount Bank Ltd. (Israel) (Class A Stock)*	4,330,500	8,018,622
JPMorgan Chase & Co.	112,822	7,231,890
Jyske Bank A/S (Denmark)*	50,374	2,812,571
National Bank of Canada (Canada)	318,276	10,475,335
Permanent TSB Group Holdings PLC (Ireland)*	506,280	2,755,381
Piraeus Bank SA (Greece)*	6,272,697	601,310
Standard Chartered PLC (United Kingdom)	322,822	3,761,019
Turkiye Sinai Kalkinma Bankasi A.S. (Turkey)	9,223,609	4,908,118
United Overseas Bank Ltd. (Singapore)	404,143	5,556,415
Van Lanschot NV, CVA (Netherlands)	200,813	5,135,531

		138,446,652

Diversified Capital Markets — 2.6%
UBS Group AG (Switzerland)*	329,839	6,822,930

Investment Banking & Brokerage — 2.1%
Atlas Mara Co-Nvest Ltd. (British Virgin Islands)*	477,467	2,720,368
Avanza Bank Holding AB (Sweden)	70,647	2,901,232

		5,621,600

Life & Health Insurance — 5.4%
Delta Lloyd NV (Netherlands)	468,402	4,973,369
Sony Financial Holdings, Inc. (Japan)	234,700	4,389,693
Storebrand ASA (Norway)*	1,485,534	5,084,012

		14,447,074

Multi-Line Insurance — 5.4%
Assicurazioni Generali SPA (Italy)	216,534	3,960,242
AXA SA (France)	160,523	4,043,397
Hartford Financial Services Group, Inc. (The)	142,025	6,526,049

		14,529,688

Property & Casualty Insurance — 3.7%
XL Group PLC (Ireland)	262,300	9,781,167

Regional Banks — 4.5%
Great Western Bancorp, Inc.	213,483	5,373,367
Gronlandsbanken A/S (Denmark)	16,182	1,488,928
PNC Financial Services Group, Inc. (The)	57,597	5,248,239

		12,110,534

Specialized Finance — 6.3%
Callidus Capital Corp (Canada)*	416,200	4,255,009
Coface Sa (France)	607,066	5,712,681
Singapore Exchange Ltd. (Singapore)	1,317,800	6,786,066

		16,753,756

Thrifts & Mortgage Finance — 2.2%
Federal Agricultural Mortgage Corp. (Class C Stock)	120,900	2,861,703
First National Financial Corp. (Canada)	198,000	3,062,709

		5,924,412

TOTAL COMMON STOCKS (cost $263,496,767)		262,865,401

	Units
WARRANTS*(b)
Investment Banking & Brokerage
Atlas Mara Co-Nvest Ltd. (British Virgin Islands) expiring 12/17/17 (cost $4,913)	491,298	73,695

TOTAL LONG-TERM INVESTMENTS (cost $263,501,680)		262,939,096

	Shares
SHORT-TERM INVESTMENT — 3.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $8,474,820; includes $2,635,918 of cash collateral for securities on loan)(c)(d)	8,474,820	8,474,820

TOTAL INVESTMENTS — 101.8% (cost $271,976,500)(e)		271,413,916
Liabilities in excess of other assets — (1.8)%		(4,873,262)

NET ASSETS — 100.0%		$266,540,654

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CVA	Certificate Van Aandelen (Bearer)

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,516,559; cash collateral of $2,635,918 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	The amount represents the fair value of derivative instruments subject to equity contracts risk exposure as of August 31, 2015.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$272,322,693

Appreciation	36,368,128
Depreciation	(37,276,905)

Net Unrealized Depreciation	$(908,777)

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
British Virgin Islands	$2,720,368	$—	$—
Canada	31,348,982	—	—
Denmark	1,488,928	2,812,571	—
France	5,712,681	14,925,290	—
Greece	—	1,171,028	—
India	—	7,098,015	—
Indonesia	4,390,167	—	—
Ireland	12,536,548	—	—
Israel	—	8,018,622	—
Italy	—	24,510,360	—
Japan	—	4,389,693	—
Malaysia	—	4,456,009	—
Mexico	706,468	—	—
Netherlands	5,135,531	12,425,895	—
Norway	—	5,084,012	—
Singapore	—	12,342,481	—
Spain	—	5,520,204	—
Sweden	—	2,901,232	—
Switzerland	7,044,507	12,232,298	—
Turkey	—	4,908,118	—
United Kingdom	6,194,736	13,542,031	—
United States	49,248,626	—	—
Warrants
British Virgin Islands	73,695	—	—
Affiliated Money Market Mutual Fund	8,474,820	—	—

Total	$135,076,057	$136,337,859	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$11,688,663	L2 to L1	Model Price to Official Close
Common Stocks	$7,173,877	L1 to L2	Official Close to Model Price

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2015 were as follows:

United States (including 1.0% of collateral for securities on loan)	21.6%
Canada	11.7
Italy	9.3
France	7.6
United Kingdom	7.4
Switzerland	7.3
Netherlands	6.6
Ireland	4.7
Singapore	4.7
Israel	3.0
India	2.7
Spain	2.1
Norway	1.9
Turkey	1.8
Malaysia	1.7
Indonesia	1.7
Japan	1.6
Denmark	1.6
Sweden	1.1
British Virgin Islands	1.0
Greece	0.4
Mexico	0.3

101.8
Liabilities in excess of other assets	(1.8)

100.0%

Prudential Jennison Health Sciences Fund

Schedule of Investments

as of August 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS — 96.1%
Biotechnology — 42.1%
ACADIA Pharmaceuticals, Inc.*	289,193	$10,593,140
Adaptimmune Therapeutics PLC, ADR*(a)	388,462	4,257,544
Aduro Biotech, Inc.*(a)	80,849	1,565,237
Affimed NV (Germany)*(a)	935,623	9,431,080
Agios Pharmaceuticals, Inc.*(a)	123,489	10,669,450
Aimmune Therapeutics, Inc.*	163,265	3,443,259
Alexion Pharmaceuticals, Inc.*	462,668	79,666,803
Alnylam Pharmaceuticals, Inc.*(a)	787,111	81,001,593
Amicus Therapeutics, Inc.*	1,332,291	19,158,345
Applied Genetic Technologies Corp.*	654,132	10,747,389
Atara Biotherapeutics, Inc.*(a)	679,657	27,546,498
Bellicum Pharmaceuticals, Inc.*(a)	178,369	3,042,975
BioCryst Pharmaceuticals, Inc.*(a)	889,393	10,352,535
Biogen, Inc.*	275,374	81,868,690
BioMarin Pharmaceutical, Inc.*	1,752,708	226,519,982
Bluebird Bio, Inc.*	309,519	41,187,693
Cara Therapeutics, Inc.*	422,303	8,006,865
Celgene Corp.*	876,811	103,533,843
Chimerix, Inc.*	571,353	27,962,016
Coherus Biosciences, Inc.*(a)	345,666	9,540,382
Conatus Pharmaceuticals, Inc.*(a)	522,993	2,055,362
Concert Pharmaceuticals, Inc.*(a)	327,361	5,100,284
DBV Technologies SA (France), ADR*	389,800	15,213,894
Dyax Corp.*(a)	1,329,953	30,615,518
Dynavax Technologies Corp.*	416,734	11,818,576
EPIRUS Biopharmaceuticals, Inc.*(a)	1,589,064	8,024,773
Epizyme, Inc.*(a)	202,117	4,042,340
Fibrocell Science, Inc.*(a)	1,828,105	10,310,512
Flexion Therapeutics, Inc.*	319,586	7,705,218
Gilead Sciences, Inc.*	438,094	46,030,537
Global Blood Therapeutics, Inc.*(a)	259,012	12,818,504
Idera Pharmaceuticals, Inc.*(a)	1,717,989	5,188,327
Immune Design Corp.*(a)	160,821	2,563,487
Incyte Corp.*	1,287,134	149,552,099
Inotek Pharmaceuticals Corp.*(a)	1,160,379	14,307,473
Insmed, Inc.*(a)	857,407	20,955,027
Intercept Pharmaceuticals, Inc.*(a)	309,059	58,647,036
Invitae Corp.*	25,931	264,756
Kindred Biosciences, Inc.*(a)	1,471,075	8,708,764
KYTHERA Biopharmaceuticals, Inc.*	176,918	13,219,313
MacroGenics, Inc.*	187,949	4,952,456
Medgenics, Inc. (Israel)*(a)	661,601	5,233,264
NantKwest, Inc.*(a)	81,067	1,387,867
Natera, Inc.*(a)	518,542	8,203,334
Neurocrine Biosciences, Inc.*	599,320	27,796,462
Nexvet Biopharma PLC (Ireland)*	326,030	1,454,094
Nivalis Therapeutics, Inc.*	161,249	2,344,560
Otonomy, Inc.*(a)	889,099	20,155,874
OvaScience, Inc.*(a)	1,562,582	30,376,594
Portola Pharmaceuticals, Inc.*(a)	634,971	29,945,232
Pronai Therapeutics, Inc. (Canada)*(a)	121,618	3,520,841
ProQR Therapeutics NV (Netherlands)*(a)	291,920	5,085,246
Prothena Corp. PLC (Ireland)*(a)	392,856	22,601,006
Radius Health, Inc.*	196,371	11,951,139
Regeneron Pharmaceuticals, Inc.*	115,881	59,504,893
Retrophin, Inc.*(a)	565,062	15,494,000
Seres Therapeutics, Inc.*(a)	262,182	10,835,982
Synta Pharmaceuticals Corp.*(a)	4,907,672	9,815,344

TESARO, Inc.*(a)	277,366	14,278,802
Ultragenyx Pharmaceutical, Inc.*	554,336	61,874,984
Verastem, Inc.*(a)	444,512	2,707,078
Vertex Pharmaceuticals, Inc.*	349,082	44,514,937
Xencor, Inc.*	506,833	8,499,589
Zafgen, Inc.*(a)	153,985	5,623,532

		1,605,394,229

Drug Retail — 1.8%
CVS Health Corp.	688,861	70,539,367

Health Care Distributors — 2.6%
AmerisourceBergen Corp.	328,774	32,890,551
McKesson Corp.	336,602	66,505,823

		99,396,374

Health Care Equipment — 4.6%
DexCom, Inc.*	485,944	45,746,768
GenMark Diagnostics, Inc.*(a)	1,406,584	14,544,079
Glaukos Corp.*	276,215	8,112,434
Innocoll AG (Germany), ADR*	270,873	3,448,213
Medtronic PLC	1,202,137	86,902,484
Novadaq Technologies, Inc. (Canada)*(a)	891,020	10,291,281
Tornier NV*	202,999	4,514,698

		173,559,957

Health Care Facilities — 3.6%
Acadia Healthcare Co., Inc.*(a)	531,869	38,842,393
HCA Holdings, Inc.*	608,928	52,745,343
Universal Health Services, Inc. (Class B Stock)	337,226	46,247,174

		137,834,910

Health Care Services — 2.1%
DaVita HealthCare Partners, Inc.*	425,128	32,156,682
Envision Healthcare Holdings, Inc.*	629,198	25,778,242
Premier, Inc. (Class A Stock)*	197,300	7,033,745
Teladoc, Inc.*(a)	540,108	13,902,380

		78,871,049

Health Care Supplies — 0.6%
Alere, Inc.*	361,706	18,797,861
Derma Sciences, Inc.*	910,180	5,306,349
InspireMD, Inc. (United Kingdom)*(a)	1,559,932	296,387

		24,400,597

Life Sciences Tools & Services — 3.8%
Fluidigm Corp.*(a)	669,117	8,156,536
Illumina, Inc.*	413,882	81,787,222
WuXi PharmaTech Cayman, Inc. (China), ADR*	1,298,912	54,892,021

		144,835,779

Managed Health Care — 8.4%
Aetna, Inc.	650,989	74,551,260
Centene Corp.*	1,010,502	62,368,184
Cigna Corp.	338,216	47,617,431
Humana, Inc.	320,413	58,568,292
Molina Healthcare, Inc.*(a)	413,716	30,859,076
UnitedHealth Group, Inc.	387,655	44,851,684

		318,815,927

Pharmaceuticals — 26.5%
Aerie Pharmaceuticals, Inc.*(a)	1,913,983	30,260,071
Allergan PLC*	459,137	139,458,272
Aratana Therapeutics, Inc.*	1,420,273	25,082,021
Assembly Biosciences, Inc.*(a)	1,342,370	18,403,893
AstraZeneca PLC (United Kingdom), ADR	3,161,570	98,893,910
Bristol-Myers Squibb Co.	833,043	49,541,067
Cassiopea SpA (Italy)*	67,672	2,667,256
Cassiopea SpA (Italy), 144A*(b)	230,363	9,079,636
Dermira, Inc.*	302,357	7,770,575
Eli Lilly & Co.	850,367	70,027,723
Endo International PLC*	668,589	51,481,353
Flamel Technologies SA (France), ADR*	704,554	15,605,871
Flex Pharma, Inc.*(a)	199,817	2,403,799
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	144,340	15,350,559
Intersect ENT, Inc.*	205,826	5,240,330
Jazz Pharmaceuticals PLC*	172,012	29,039,066
Medicines Co. (The)*(a)	871,797	35,743,677
Novartis AG (Switzerland), ADR	256,065	24,894,639
Novo Nordisk A/S (Denmark), ADR	478,535	26,448,630
Ocular Therapeutix, Inc.*(a)	518,799	9,141,238
Pacira Pharmaceuticals, Inc.*(a)	759,193	43,691,557
Paratek Pharmaceuticals, Inc.(a)	203,555	5,288,359
Pfizer, Inc.	1,134,714	36,560,485
Relypsa, Inc.*	202,873	4,657,964
Revance Therapeutics, Inc.*(a)	75,794	2,293,526
SCYNEXIS, Inc.*	307,813	2,373,238
Shire PLC (Ireland), ADR	581,006	134,793,392
SteadyMed, Ltd. (Israel)*(a)	347,749	1,352,744
Tetraphase Pharmaceuticals, Inc.*	894,479	38,829,333
Valeant Pharmaceuticals International, Inc.*(a)	298,944	68,936,486
XenoPort, Inc.*	433,254	2,924,465

		1,008,235,135

TOTAL COMMON STOCKS (cost $2,385,541,633)		3,661,883,324

PREFERRED STOCK — 0.1%
Health Care Equipment
ControlRad Systems, Inc., Private Placement, Reg D, Series A (original cost $2,400,000; purchased 8/31/12)*(b)(c)	4,084,064	4,378,023

	Units
WARRANTS*(d)
Biotechnology
OncoGenex Pharmaceutical, Inc., expiring 10/19/15, Private Placement (original cost $0; purchased 10/19/10)(b)(c)	77,140	—

Health Care Equipment
SANUWAVE Health, Inc., expiring 04/08/16, Private Placement (original cost $0; purchased 04/08/11)(b)(c)	787,690	—

Health Care Supplies
Derma Sciences, Inc., expiring 06/23/16, Private Placement (original cost $47,950; purchased 06/17/11)(b)(c)	342,500	295

TOTAL WARRANTS (cost $47,950)		295

TOTAL LONG-TERM INVESTMENTS (cost $2,387,989,583)		3,666,261,642

	Shares
SHORT-TERM INVESTMENT — 16.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $631,917,425; includes $489,955,367 of cash collateral for securities on loan)(e)(f)	631,917,425	631,917,425

TOTAL INVESTMENTS — 112.8% (cost $3,019,907,008)(g)		4,298,179,067
Liabilities in excess of other assets — (12.8)%		(488,547,803)

NET ASSETS — 100.0%		$3,809,631,264

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Reg D	Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $470,843,640; cash collateral of $489,955,367 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $2,447,950. The aggregate value of $4,378,318 is approximately 0.1% of net assets.
(d)	The amount represent fair value of derivative instruments subject to equity contracts risk exposure as of August 31, 2015.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$3,022,812,175

Appreciation	1,383,654,409
Depreciation	(108,287,517)

Net Unrealized Appreciation	$1,275,366,892

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Biotechnology	$1,605,394,229	$—	$—
Drug Retail	70,539,367	—	—
Health Care Distributors	99,396,374	—	—
Health Care Equipment	173,559,957	—	—
Health Care Facilities	137,834,910	—	—
Health Care Services	78,871,049	—	—
Health Care Supplies	24,400,597	—	—
Life Sciences Tools & Services	144,835,779	—	—
Managed Health Care	318,815,927	—	—
Pharmaceuticals	1,008,235,135	—	—
Preferred Stock
Health Care Equipment	—	—	4,378,023
Warrants
Biotechnology	—	—	—
Health Care Equipment	—	—	—
Health Care Supplies	—	—	295
Affiliated Money Market Mutual Fund	631,917,425	—	—

Total	$4,293,800,749	$—	$4,378,318

Prudential Jennison Utility Fund

Schedule of Investments

as of August 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS
Cable & Satellite — 5.1%
Comcast Corp. (Class A Stock)	1,159,716	$65,326,802
Liberty Global PLC (United Kingdom) (Class C Stock)*	1,120,529	50,278,136
Time Warner Cable, Inc.	292,217	54,358,207

		169,963,145

Electric Utilities — 22.9%
Alupar Investimento SA (Brazil)	339,835	1,347,477
Alupar Investimento SA (Brazil), 144A(a)	1,615,985	6,407,529
American Electric Power Co., Inc.	1,637,468	88,898,138
Edison International	1,347,286	78,789,285
Enel SpA (Italy)	11,920,855	53,604,880
Exelon Corp.(b)	2,817,302	86,660,210
FirstEnergy Corp.	2,121,890	67,815,604
NextEra Energy, Inc.	1,290,178	126,966,417
Portland General Electric Co.	2,049,765	70,798,883
PPL Corp.	1,342,814	41,613,806
Westar Energy, Inc.	1,479,030	54,058,546
Xcel Energy, Inc.	2,357,783	79,528,021

		756,488,796

Gas Utilities — 1.0%
APA Group (Australia)	5,184,751	32,335,919

Independent Power Producers & Energy Traders — 6.6%
Calpine Corp.*	2,613,161	41,653,787
Dynegy, Inc.*(b)	2,889,083	74,393,887
NRG Energy, Inc.	2,434,459	48,494,423
NRG Yield, Inc. (Class A Stock)	856,626	13,474,727
NRG Yield, Inc. (Class C Stock)	2,442,278	39,222,985

		217,239,809

Integrated Telecommunication Services — 4.0%
Cellnex Telecom SAU (Spain)*	1,245,947	22,052,485
Cellnex Telecom SAU (Spain), 144A*(a)(b)	986,763	17,465,089
Frontier Communications Corp.(b)	9,870,573	50,043,805
Telecom Italia SpA (Italy)*	24,422,325	29,639,793
Telecom Italia SpA (Italy), 144A*(a)	10,000,000	12,136,352

		131,337,524

Multi-Utilities — 25.1%
Alliant Energy Corp.(b)	1,258,024	71,292,220
Ameren Corp.	1,806,028	72,764,868
CMS Energy Corp.	2,998,720	98,298,042
Dominion Resources, Inc.	1,306,577	91,133,746
DTE Energy Co.	1,261,336	98,459,888
NiSource, Inc.	5,098,594	85,605,393
PG&E Corp.	2,341,215	116,077,440
Sempra Energy	1,259,276	119,442,329
TECO Energy, Inc.	1,605,836	33,834,964
Veolia Environnement SA (France)	1,925,935	42,062,224

		828,971,114

Oil & Gas Storage & Transportation — 16.7%
Antero Midstream Partners LP(b)	775,795	17,967,412
Cheniere Energy Partners LP(b)	550,000	16,357,000
Cheniere Energy Partners LP Holdings LLC	2,496,502	53,949,408
Columbia Pipeline Group, Inc.	3,092,395	78,423,137

Columbia Pipeline Partners LP(b)	1,452,135	28,795,837
Dominion Midstream Partners LP(b)	855,428	31,342,882
Energy Transfer Equity LP	2,375,834	66,642,144
EQT GP Holdings LP(b)	2,076,935	67,541,926
SemGroup Corp. (Class A Stock)	239,334	13,163,370
Shell Midstream Partners LP(b)	1,725,485	68,277,441
Tallgrass Energy GP LP(b)	1,443,631	41,287,847
Western Gas Equity Partners LP(b)	453,258	24,068,000
Williams Cos., Inc. (The)(b)	887,125	42,759,425

		550,575,829

Renewable Electricity — 6.1%
Abengoa Yield PLC (Spain)(b)	2,645,353	60,208,234
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	36,527,000	38,742,619
NextEra Energy Partners LP(b)	1,744,077	52,636,244
TerraForm Power, Inc. (Class A Stock)(b)	2,144,895	48,260,138

		199,847,235

Specialized REITs — 3.7%
American Tower Corp.	816,417	75,265,483
Crown Castle International Corp.	577,793	48,182,159

		123,447,642

Water Utilities — 2.6%
American Water Works Co., Inc.	1,342,536	69,731,320
Beijing Enterprises Water Group Ltd. (China)	21,938,832	15,742,301

		85,473,621

Wireless Telecommunication Services — 3.8%
SBA Communications Corp. (Class A Stock)*	1,065,825	125,980,515

TOTAL LONG-TERM INVESTMENTS (cost $2,694,456,742)		3,221,661,149

SHORT-TERM INVESTMENT — 6.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $200,681,387; includes $164,381,067 of cash collateral for securities on loan)(c)(d)	200,681,387	200,681,387

TOTAL INVESTMENTS — 103.7% (cost $2,895,138,129)(e)		3,422,342,536
Liabilities in excess of other assets — (3.7)%		(121,227,346)

NET ASSETS — 100.0%		$3,301,115,190

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Indicates a security that has been deemed illiquid.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $157,351,637; cash collateral of $164,381,067 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$2,862,695,304

Appreciation	712,582,113
Depreciation	(152,934,881)

Net Unrealized Appreciation	$559,647,232

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Cable & Satellite	$169,963,145	$—	$—
Electric Utilities	696,476,387	60,012,409	—
Gas Utilities	—	32,335,919	—
Independent Power Producers & Energy Traders	217,239,809	—	—
Integrated Telecommunication Services	50,043,805	81,293,719	—
Multi-Utilities	786,908,890	42,062,224	—
Oil & Gas Storage & Transportation	550,575,829	—	—
Renewable Electricity	161,104,616	38,742,619	—
Specialized REITs	123,447,642	—	—
Water Utilities	69,731,320	15,742,301	—
Wireless Telecommunication Services	125,980,515	—	—
Affiliated Money Market Mutual Fund	200,681,387	—	—

Total	$3,152,153,345	$270,189,191	$—

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of 11/30/14	$41,548,021
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Accrued discount/premium	—
Transfer into Level 3	—
Transfer out of Level 3	(41,548,021)

Balance as of 08/31/15	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$41,548,021	L3 to L1	Discounted close price to close price

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (“P-Notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Funds may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Sector Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	October 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	October 20, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date	October 20, 2015

*	Print the name and title of each signing officer under his or her signature.